Cover	Jan. 08, 2020	Jan. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Jan. 08, 2020
Entity File Number	1-3822
Entity Registrant Name		CAMPBELL SOUP COMPANY
Entity Central Index Key		0000016732
Entity Tax Identification Number	21-0419870
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	One Campbell Place
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08103-1799
City Area Code	856
Local Phone Number	342-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Capital Stock, par value $.0375
Trading Symbol	CPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false